Schedule I - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Other operating income	$ 100,992	$ 147,356	$ 110,085
Staff costs	(305,859)	(314,810)	(280,917)
Other operating expense	(270,090)	(346,252)	(296,809)
Depreciation and amortization charges	(73,532)	(81,559)	(97,328)
Finance income	5,422	2,274	253
Finance costs	(38,793)	(61,015)	(149,189)
Exchange differences	(7,551)	(9,995)	(2,386)
Impairment loss (gain)	25,290	56,999	(137)
(Loss) before tax	156,018	591,811	(119,936)
Income tax (expense) benefit	(57,540)	(147,983)	4,562
Total Profit (Loss) for the year	98,478	443,828	(115,374)
Separate
Profit (loss) [abstract]
Other operating income	28,799	41,816	32,037
Staff costs		(5,864)	(4,983)
Other operating expense	(36,221)	(51,864)	(36,859)
Depreciation and amortization charges	(123)	(104)	(109)
Finance income	31,982	4,029	77,232
Finance costs	(19,638)	(26,444)	(96,581)
Exchange differences	86	(2,005)	(15,227)
Impairment loss (gain)	429
(Loss) before tax	5,314	(40,436)	(44,490)
Income tax (expense) benefit	115
Total Profit (Loss) for the year	$ 5,429	$ (40,436)	$ (44,490)